Related party transactions and balances - Schedule of Key management personnel of the Group comprise the directors and senior management of Group (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Related party transactions and balances
Compensation and short-term employee benefits	$ 2,196,693	$ 344,355
Compensation of key management personnel	$ 2,196,693	$ 344,355